SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Detailed Information About Non Cash Investing And Financing Activities

	Year ended December 31
	2021	2020

Capitalized share-based payments	$5,257	$1,516
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	5,681	5,264
Interest expense included in accounts payable and accrued liabilities	79	788
Share consideration on sale of properties (Note 5)	3,544	—